Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Accounts receivable	-	¥446,857	¥463,613
Accounts payable	-	1,822,997	2,535,234
Revenues	¥880,079	2,370,954	2,898,040
Costs	14,966,177	15,579,173	16,706,036